Restatement of Previously Issued Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 – Restatement of Previously Issued Financial Statements

As previously disclosed in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2024, filed with the Securities and Exchange Commission (“SEC”) on May 13, 2024, following the entry of a cease-and-desist order by the SEC against our former auditor, B.F. Borgers CPA PC (“BF Borgers”), we commenced the re-audit (the “Re-audit”) of our consolidated financial statements for the year ended December 31, 2022, which had been audited by BF Borgers. Since that time and as a result of the Re-audit, and as initially disclosed on Form 8-K dated July 10, 2024, the Company and the Audit Committee have concluded and informed our current auditor, Forvis Mazars, LLP, that our audited consolidated financial statements for the year ended December 31, 2022 (the “2022 Financial Statements”), our audited consolidated financial statements for the year ended December 31, 2023 (the “2023 Financial Statements”), and the quarterly periods included in the Company’s Annual Report for the year ended December 31, 2023, and the quarterly report for the period ended March 31, 2024 require restatement and are not reliable.

The accounting errors impacting our 2022 Financial Statements include:

Stock Compensation

●	Application of the incorrect grant date fair values in determining the value of certain equity awards granted during the years ended December 31, 2019 and 2020;
●	Miscalculation of the pattern of recognition of stock-based compensation over the requisite service periods for certain equity awards granted during the years ended December 31, 2019 and 2020;

Series A Convertible Preferred Stock

●	Utilization of incorrect inputs to the fair value estimates for the warrant obligation related to the Series A Convertible Preferred Stock; incorrectly recording the reclassification of the warrant obligation upon issuance as a gain and not as a reclassification to stockholders’ equity;
●	Recording of accrued dividends on the Series A Convertible Preferred Stock as a liability prior to the dividends being declared;
●	Failure to recognize the accounting impact for the amendment to the terms of the Series A Convertible Preferred Stock in April 2022, which the Company subsequently concluded should have been recognized as an extinguishment;
●	Failure to recognize deemed contribution related to the settlement of the Series A Convertible Preferred Stock and accrued dividends;

Notes Payable

●	Misidentification of certain debt and equity issuance costs and incorrect association with certain of the Company’s financings during the years ended December 31, 2022 and 2021;
●	Application of the incorrect amortization period and pattern of recognition for debt discounts recorded in relation to the Company’s debt financings during the years ended December 31, 2022 and 2021;
●	Incorrect recognition of bifurcated derivative liabilities, as well as incorrect initial and subsequent fair value measurements, in relation to the December 2021 Notes, 2022 Convertible Notes and August 2022 Notes;
●	Misclassification of certain warrants issued with debt transactions during the year ended December 31, 2022;
●	Failure to recognize certain liability-classified warrants issued in exchange for services provided related to the Company’s financing activities during the year ended December 31, 2022;
●	Incorrect application of extinguishment or conversion models in accounting for certain debt instruments upon their settlement; and

Initial Public Offering

●	Incorrect identification of deferred issuance costs incurred in relation to the initial public offering; Incorrect identification and classification of issuance costs incurred in relation to the initial public offering.

In addition to the restatement of the consolidated financial statements, the Company has also restated the following notes to reflect the errors described above:

●	Note 2 - Summary of Significant Accounting Policies (now Note 3)
●	Note 5 – Notes Payable-Related Party
●	Note 6 – Convertible Notes (now labeled Notes Payable)
●	Note 7 – Stockholders’ Equity
●	Note 8 – Derivative Liabilities
●	Note 10 – Income Taxes

The impact of the errors described above also impact the Company’s Annual Report on Form 10-K for the years ended December 31, 2023 and December 31, 2022 within additional paid in capital and accumulated deficit, resulting in the preparation and filing of this Annual Report on Form 10-K/A.

Consolidated Balance Sheet as of December 31, 2023	As Reported	Adjustment	As Restated
Additional paid in capital	19,543,363	9,945,692	29,489,055
Accumulated deficit	(15,487,612)	(9,945,692)	(25,433,304)

Additionally, the Company has provided Note 11 – Quarterly Financial Data (unaudited and restated) to present the impact of the above restatements on the unaudited quarterly financial information for the period ended September 30, 2023.

The Company’s prior and updated accounting for the errors described above do not have any effect on the Company’s previously reported cash or cash flows.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates indicated:

Consolidated Balance Sheet as of December 31, 2022	As Reported	Adjustment		As Restated
Additional paid in capital	16,572,741	9,945,692	(1)	26,518,433
Accumulated deficit	(8,894,889)	(9,945,692	)(2)	(18,840,581)

(1)	Adjustments include corrections for stock compensation errors (increase of $7,843,052); recognition of Series A Preferred Stock accrued dividends (decrease of $402,064); correction of issuance cost recognition related to financing transactions (decrease of $174,082); corrections to the Company’s initial classification and recognition of warrants issued in financing transactions (decrease of $416,266), reclassifications of warrants from liability to equity (increase of $881,554); correction in the application of extinguishment accounting upon settlement of debt instruments (increase of $2,213,498).
(2)	Adjustments include corrections for stock compensation errors (increase of $8,009,461); adjustment of the estimated Series A Preferred Stock warrant obligation fair value (increase of $240,930); reversal of accrued Series A Preferred Stock dividends (decrease of $402,064); recognition of bifurcated derivatives and recording of loss at issuance (increase of $296,151); correction of issuance cost recognition related to financing transactions (decrease of $166,407); and the aggregate adjustments to 2022 net loss as detailed below (increase of $1,967,621).

Consolidated Statement of Operations for the year ended December 31, 2022	As Reported	Adjustment	As Restated
Research and development, net of contract expense reimbursements	$1,148,712	$(101,327)	$1,047,385
General and administrative	538,796	(65,082)	473,714
Legal and professional	866,770	(44,043)	822,727
Net loss from operations	(2,554,278)	210,452	(2,343,826)
Interest expenses	(917,879)	489,191	(428,688)
Financing fee	—	(189,912)	(189,912)
Change in fair value of derivative liabilities	—	(189,000)	(189,000)
Change in fair value of warrant liabilities	94,025	(492,700)	(398,675)
Loss on extinguishment of debt	—	(1,795,652)	(1,795,652)
Net loss	(3,028,448)	(1,967,621)	(4,996,069)
Dividend on Series A Preferred Stock	(71,009)	(331,055)	(402,064)
Deemed dividend on extinguishment of Series A Preferred Stock	—	(439,427)	(439,427)
Deemed dividend on modification of equity-classified warrants, as restated	—	(941,000)	(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated	—	31,423	31,423
Net loss attributable to common stockholders	(3,099,457)	(3,647,680)	(6,747,137)
Net loss per shares - basic and diluted	$(2.32)	$(2.72)	$(5.04)

Consolidated Statement of Stockholders’ Equity as of December 31, 2022	As Reported	Adjustment	As Restated
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs	$—	$9,951,356	$9,951,356
Common stock issued for cash	10,008,095	(10,008,095)	—
Warrants exercised for cash	14,098	(14,098)	—
Warrants issued for financing costs	412,241	(397,579)	14,662
Common stock issued for conversion of accrued interest	588,524	(588,524)	—
Common stock issued upon conversion of convertible debt and exercise of related warrants	—	1,199,916	1,199,916
Common stock issued for exercise of warrants with settlement of notes payable	576,476	1,576,648	2,153,124
Stock-based compensation	403,956	(166,409)	237,547
Dividends on Series A preferred stock	(71,009)	(331,055)	(402,064)
Common shares issued for dividends on and conversion of Series A preferred stock	402,068	(4)	402,064
Reclassification of fair value of warrant liability to equity upon initial public offering	—	881,553	881,553
Net loss	(3,028,448)	(1,967,621)	(4,996,069)

Consolidated Statement of Cash Flows for the year ended December 31, 2022	As Reported	Adjustment	As Restated
Net loss	$(3,028,448)	$(1,967,621)	$(4,996,069)
Change in fair value of derivative liabilities	—	189,000	189,000
Change in fair value of warrant liabilities	(94,025)	492,700	398,675
Amortization of debt discount and finance fees	885,505	(508,121)	377,384
Loss on settlement of convertible debt	—	1,795,652	1,795,652
Fair value of freestanding instruments in excess of proceeds	—	189,912	189,912
Gain on interest relief on conversion of notes payable	12,625	(12,625)	-
Stock-based compensation	403,956	(166,409)	237,547
Accrued interest payable	(13,177)	31,555	18,378
Net cash used in operating activities	(2,710,454)	44,043	(2,666,411)

Proceeds from issuance of common shares and warrants	10,022,193	(26,680)	9,995,513
Proceeds from convertible notes payable	600,715	(50,000)	550,715
Proceeds from notes payable and warrants	—	50,000	50,000
Payment for finance costs related to convertible notes payable	—	(17,363)	(17,363)
Net cash provided by financing activities	10,622,908	(44,043)	10,578,865

Supplemental non-cash financing activities:
Common stock issued upon conversion of convertible debt	$588,524	$611,392	$1,199,916
Common stock issued for exercise of warrants with settlement of notes payable	$576,476	$1,576,648	$2,153,124
Common shares issued for dividends on and conversion of Series A preferred stock	$402,068	$(4)	$402,064
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively	$412,241	$(397,579)	$14,662
Reclassification of fair value of warrant liability to equity upon initial public offering	$—	$881,553	$881,553

Consolidated Balance Sheet as of December 31, 2021	As Reported	Adjustment		As Restated
Additional paid in capital	4,150,948	7,912,992	(1)	12,063,940
Accumulated Deficit	(5,795,432)	(8,049,080	)(2)	(13,844,512)

(1)	Adjustments include adjustment to the carrying value of notes payable, including recognition of day 1 loss (decrease of $7,351); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); and stock compensation adjustments (increase of $8,009,461).
(2)	Adjustments include reversal of dividend liability recorded (decrease of $331,059); identification of deferred IPO costs (decrease of ($55,182); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); adjustment to the estimated fair value of warrant liability (increase of $240,930); adjustment to the carrying value of notes payable, including recognition of day 1 loss (increase of $274,048); and stock compensation adjustments (increase of $8,009,461).